General - Summary of Detailed Information of Groups Principal Subsidiaries (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2022 HKD ($)	Apr. 30, 2021 HKD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)
AMTD Risk Solutions Group Limited [Member]
Disclosure of subsidiaries [line items]
Name of principal subsidiaries	AMTD Risk Solutions Group Limited (“AMTD RSG”)	AMTD Risk Solutions Group Limited (“AMTD RSG”)
Date of incorporation/ acquisition	Aug. 13, 2004	Aug. 13, 2004
Place of incorporation/ establishment	Hong Kong	Hong Kong
Issued and fully paid/ registered share capital	$ 300,000	$ 300,000
Percentage of shareholdings	100.00%	100.00%
Principal activities	Provision of digital financial services and SpiderNet ecosystem solutions services	Provision of digital financial services and SpiderNet ecosystem solutions services
AMTD Digital Media Limited [Member]
Disclosure of subsidiaries [line items]
Name of principal subsidiaries	AMTD Digital Media Limited (“AMTD DM”) (formerly known as AMTD Strategic Capital Limited)	AMTD Digital Media Limited (“AMTD DM”) (formerly known as AMTD Strategic Capital Limited)
Date of incorporation/ acquisition	Aug. 13, 2004	Aug. 13, 2004
Place of incorporation/ establishment	Hong Kong	Hong Kong
Issued and fully paid/ registered share capital	$ 1	$ 1
Percentage of shareholdings	100.00%	100.00%
Principal activities	Provision of SpiderNet ecosystem solutions services	Provision of SpiderNet ecosystem solutions services
AMTD Principal Investment Solutions Group Limited [Member]
Disclosure of subsidiaries [line items]
Name of principal subsidiaries	AMTD Principal Investment Solutions Group Limited (“AMTD PISG”)	AMTD Principal Investment Solutions Group Limited (“AMTD PISG”)
Date of incorporation/ acquisition	Jul. 27, 2016	Jul. 27, 2016
Place of incorporation/ establishment	BVI	BVI
Issued and fully paid/ registered share capital			$ 1	$ 1
Percentage of shareholdings	100.00%	100.00%
Principal activities	Investment holding	Investment holding
AMTD Direct Investment I Limited [Member]
Disclosure of subsidiaries [line items]
Name of principal subsidiaries	AMTD Direct Investment I Limited (“AMTD DI I”)	AMTD Direct Investment I Limited (“AMTD DI I”)
Date of incorporation/ acquisition	Aug. 29, 2018	Aug. 29, 2018
Place of incorporation/ establishment	BVI	BVI
Issued and fully paid/ registered share capital			1	1
Percentage of shareholdings	100.00%	100.00%
Principal activities	Investment holding	Investment holding
AMTD Biomedical Investment Limited [Member]
Disclosure of subsidiaries [line items]
Name of principal subsidiaries	AMTD Biomedical Investment Limited (“AMTD BI”)	AMTD Biomedical Investment Limited (“AMTD BI”)
Date of incorporation/ acquisition	Jul. 28, 2017	Jul. 28, 2017
Place of incorporation/ establishment	BVI	BVI
Issued and fully paid/ registered share capital			1	1
Percentage of shareholdings	100.00%	100.00%
Principal activities	Investment holding	Investment holding
PolicyPal Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Name of principal subsidiaries	PolicyPal Pte. Ltd. (“PolicyPal”)	PolicyPal Pte. Ltd. (“PolicyPal”)
Date of incorporation/ acquisition	Aug. 03, 2020	Aug. 03, 2020
Place of incorporation/ establishment	Singapore	Singapore
Issued and fully paid/ registered share capital			$ 70	$ 70
Percentage of shareholdings	51.00%	51.00%
Principal activities	Provision of digital financial services	Provision of digital financial services